RELATED PARTIES - Transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income
Interest income	$ 28,181,932	$ 28,919,404	$ 19,403,032
Fee income and commissions	4,616,144	4,356,336	3,874,439
Expenses
Fee expenses and commissions	(1,032,350)	(1,003,813)	(970,676)
Other expenses	(8,651,798)	(8,346,454)	(7,409,783)
Individuals with Control Over Entity [Member]
Income
Interest income	492	550	501
Fee income and commissions	15	4	3
Other income		3	5
Expenses
Finance expenses	(2,539)	(4,412)	(2,458)
Fee expenses and commissions	(4)	(4)	(4)
Operating expenses	(579)	(706)	(905)
Other expenses	(16)	(11)	(8)
Key management personnel of entity or parent [member]
Income
Interest income	516	611	578
Fee income and commissions	25	25	69
Other income	7	14	6
Expenses
Finance expenses	(1,311)	(3,581)	(2,253)
Fee expenses and commissions	(3,939)	(2,801)	(2,153)
Operating expenses	(9,348)	(15,735)	(11,277)
Other expenses	(41)	(8)	(3,190)
Total for all associates [member]
Income
Interest income	101,632	92,029	45,585
Fee income and commissions	65,007	28,853	29,161
Leases	1,751	1,574	1,499
Other income	458,918	480,565	510,803
Expenses
Finance expenses	(10,639)	(10,337)	(13,370)
Fee expenses and commissions	(132,153)	(91,646)	(59,554)
Operating expenses	(1,147)	(408)	(502)
Other expenses	(170,952)	(173,899)	(213,080)
Entities controlled by individuals [Member]
Income
Interest income	558,438	618,120	342,962
Fee income and commissions	155,392	157,205	169,629
Leases	26	76
Other income	8,879	30,809	28,818
Expenses
Finance expenses	(73,476)	(80,165)	(119,330)
Fee expenses and commissions	(2,524)	(4,044)	(5,028)
Operating expenses	(5,139)	(5,517)	(3,181)
Other expenses	(96,707)	(100,632)	(98,920)
Entities with joint control or significant influence over entity [member]
Income
Interest income	504	24,009	20,418
Fee income and commissions	33	33	6
Other income	40	51	36
Expenses
Finance expenses	(490)	(281)	(211)
Fee expenses and commissions	(52)	$ (171)	(400)
Other expenses	$ (1)		$ (35)